Report of the directors financial review risk report (Tables)	6 Months Ended
Jun. 30, 2025
Report Of The Directors Financial Review Risk Report [Abstract]
Disclosure of detailed information about financial instruments

Summary of financial instruments to which the impairment requirements in IFRS 9 are applied – by business segment
	Gross carrying/nominal amount						Allowance for ECL[1]
	Hong Kong	UK	CIB	IWPB	Corporate Centre	Total	Hong Kong	UK	CIB	IWPB	Corporate Centre	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost	233,677	301,611	307,233	149,110	234	991,865	(3,537)	(1,980)	(2,994)	(1,587)	(45)	(10,143)
Loans and advances to banks at amortised cost	12,145	6,779	67,285	18,386	3,002	107,597	(1)	(2)	(8)	(3)	(1)	(15)
Other financial assets measured at amortised cost	48,153	100,864	611,863	61,501	68,249	890,630	(23)	(23)	(50)	(25)	(1)	(122)
– cash and balances at central banks	6,228	52,987	167,701	18,745	699	246,360	—	—	—	—	—	—
– Hong Kong Government certificates of indebtedness	—	—	—	—	42,592	42,592	—	—	—	—	—	—
– reverse repurchase agreements – non- trading	4,020	19,322	253,279	5,518	1,065	283,204	—	—	—	—	—	—
– financial investments	33,016	25,836	64,104	27,829	15,438	166,223	(2)	(1)	(4)	(7)	—	(14)
– assets held for sale[2]	—	9	1,897	3,171	3	5,080	—	—	(5)	(6)	—	(11)
– other assets[3]	4,889	2,710	124,882	6,238	8,452	147,171	(21)	(22)	(41)	(12)	(1)	(97)
Total on-balance sheet	293,975	409,254	986,381	228,997	71,485	1,990,092	(3,561)	(2,005)	(3,052)	(1,615)	(47)	(10,280)
Loan and other credit- related commitments	111,631	106,862	356,822	116,165	225	691,705	(29)	(103)	(211)	(9)	—	(352)
Financial guarantees	647	1,098	13,180	1,680	—	16,605	(5)	(14)	(24)	(1)	—	(44)
Total off-balance sheet[4]	112,278	107,960	370,002	117,845	225	708,310	(34)	(117)	(235)	(10)	—	(396)
At 30 Jun 2025	406,253	517,214	1,356,383	346,842	71,710	2,698,402	(3,595)	(2,122)	(3,287)	(1,625)	(47)	(10,676)

	Fair value						Memorandum allowance for ECL[5]
	Hong Kong	UK	CIB	IWPB	Corporate Centre	Total	Hong Kong	UK	CIB	IWPB	Corporate Centre	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Debt instruments measured at FVOCI	138,366	31,888	159,488	58,149	8,017	395,908	(2)	(1)	(18)	(15)	(27)	(63)

Summary of financial instruments to which the impairment requirements in IFRS 9 are applied – by business segment (continued)
	Gross carrying/nominal amount						Allowance for ECL[1]
	Hong Kong	UK	CIB	IWPB	Corporate Centre	Total	Hong Kong	UK	CIB	IWPB	Corporate Centre	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost	238,416	269,141	287,842	137,789	7,185	940,373	(3,208)	(1,848)	(3,141)	(1,464)	(54)	(9,715)
Loans and advances to banks at amortised cost	13,034	7,505	63,524	15,713	2,276	102,052	(1)	(2)	(7)	(1)	(2)	(13)
Other financial assets measured at amortised cost	52,869	100,322	553,664	58,713	63,012	828,580	(25)	(9)	(39)	(19)	—	(92)
– cash and balances at central banks	5,565	63,981	177,095	20,260	773	267,674	—	—	—	—	—	—
– Hong Kong Government certificates of indebtedness	—	—	—	—	42,293	42,293	—	—	—	—	—	—
– reverse repurchase agreements – non- trading	2,896	13,188	229,672	5,844	949	252,549	—	—	—	—	—	—
– financial investments	40,345	20,072	56,537	25,059	11,969	153,982	(1)	(1)	(4)	(3)	—	(9)
– assets held for sale[2]	—	5	670	2,595	3	3,273	—	—	(4)	—	—	(4)
– other assets[3]	4,063	3,076	89,690	4,955	7,025	108,809	(24)	(8)	(31)	(16)	—	(79)
Total on-balance sheet	304,319	376,968	905,030	212,215	72,473	1,871,005	(3,234)	(1,859)	(3,187)	(1,484)	(56)	(9,820)
Loan and other credit- related commitments	109,369	90,848	307,197	111,762	191	619,367	(29)	(116)	(187)	(16)	—	(348)
Financial guarantees	1,171	939	13,186	1,702	—	16,998	(2)	(3)	(24)	—	—	(29)
Total off-balance sheet[4]	110,540	91,787	320,383	113,464	191	636,365	(31)	(119)	(211)	(16)	—	(377)
At 31 Dec 2024	414,859	468,755	1,225,413	325,679	72,664	2,507,370	(3,265)	(1,978)	(3,398)	(1,500)	(56)	(10,197)

	Fair value						Memorandum allowance for ECL[5]
	Hong Kong	UK	CIB	IWPB	Corporate Centre	Total	Hong Kong	UK	CIB	IWPB	Corporate Centre	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Debt instruments measured at FVOCI	128,568	26,405	137,538	51,516	2,097	346,124	(1)	(1)	(18)	(14)	(20)	(54)
1The total ECL is recognised in the loss allowance for the financial asset unless the total ECL exceeds the gross carrying amount of the financial asset, in which case the ECL is recognised as a provision.
2  At 30 June 2025, the gross carrying amount comprised $2.3bn of loans and advances to customers and banks (31 December 2024: $1.1bn) and $2.8bn of other financial assets at amortised cost (31 December 2024: $2.1bn) including the planned sales of our private banking and custody businesses in Germany ($3.7bn,
31 December 2024: $2.2bn), as well as our business in South Africa ($0.8bn, 31 December 2024: $0.4bn). The corresponding allowance for ECL comprised
$11m of loans and advances to customers and banks (31 December 2024: $4m) and $0.2m of other financial assets at amortised cost (31 December 2024:
$0.3m).
3Includes only those financial instruments that are subject to the impairment requirements of IFRS 9. ‘Other assets’ as presented within the summary consolidated balance sheet on page 23 comprises both financial and non-financial assets, including cash collateral and settlement accounts.
4Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
5Debt instruments measured at FVOCI continue to be measured at fair value with the allowance for ECL as a memorandum item. Change in ECL is recognised in
‘Change in expected credit losses and other credit impairment charges’ in the income statement.

Disclosure of credit risk

Summary of credit risk (excluding debt instruments measured at FVOCI) by stage distribution and ECL coverage by industry sector
	Gross carrying/nominal amount[1]					Allowance for ECL					ECL coverage %
	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total	Stage 1	Stage 2	Stage 3	POCI[2]	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	%	%	%	%	%
Loans and advances to customers at amortised cost	852,669	115,338	23,550	308	991,865	(1,181)	(2,752)	(6,144)	(66)	(10,143)	0.1	2.4	26.1	21.4	1.0
– personal	421,134	43,900	3,921	—	468,955	(618)	(1,228)	(894)	—	(2,740)	0.1	2.8	22.8	—	0.6
– corporate and commercial	344,579	68,592	18,982	115	432,268	(502)	(1,487)	(5,084)	(66)	(7,139)	0.1	2.2	26.8	57.4	1.7
– non-bank financial institutions	86,956	2,846	647	193	90,642	(61)	(37)	(166)	—	(264)	0.1	1.3	25.7	—	0.3
Loans and advances to banks at amortised cost	107,428	166	3	—	107,597	(10)	(2)	(3)	—	(15)	—	1.2	100.0	—	—
Other financial assets measured at amortised cost	888,423	2,011	196	—	890,630	(74)	(17)	(31)	—	(122)	—	0.8	15.8	—	—
Loans and other credit-related commitments	668,179	22,482	1,040	4	691,705	(143)	(119)	(89)	(1)	(352)	—	0.5	8.6	25.0	0.1
– personal	263,998	1,978	122	—	266,098	(21)	(3)	(1)	—	(25)	—	0.2	0.8	—	—
– corporate and commercial	242,163	19,116	828	4	262,111	(111)	(113)	(87)	(1)	(312)	—	0.6	10.5	25.0	0.1
– financial	162,018	1,388	90	—	163,496	(11)	(3)	(1)	—	(15)	—	0.2	1.1	—	—
Financial guarantees	14,506	1,780	319	—	16,605	(10)	(8)	(26)	—	(44)	0.1	0.4	8.2	—	0.3
– personal	1,463	20	—	—	1,483	(1)	—	—	—	(1)	0.1	—	—	—	0.1
– corporate and commercial	9,128	1,639	271	—	11,038	(8)	(8)	(26)	—	(42)	0.1	0.5	9.6	—	0.4
– financial	3,915	121	48	—	4,084	(1)	—	—	—	(1)	—	—	—	—	—
At 30 Jun 2025[3]	2,531,205	141,777	25,108	312	2,698,402	(1,418)	(2,898)	(6,293)	(67)	(10,676)	0.1	2.0	25.1	21.5	0.4

Loans and advances to customers at amortised cost	824,420	93,248	22,615	90	940,373	(1,078)	(2,546)	(6,040)	(51)	(9,715)	0.1	2.7	26.7	56.7	1.0
– personal	403,746	39,919	3,560	—	447,225	(570)	(1,158)	(796)	—	(2,524)	0.1	2.9	22.4	—	0.6
– corporate and commercial	340,987	51,231	18,376	90	410,684	(463)	(1,358)	(4,883)	(51)	(6,755)	0.1	2.7	26.6	56.7	1.6
– non-bank financial institutions	79,687	2,098	679	—	82,464	(45)	(30)	(361)	—	(436)	0.1	1.4	53.2	—	0.5
Loans and advances to banks at amortised cost	101,852	198	2	—	102,052	(9)	(2)	(2)	—	(13)	—	1.0	100.0	—	—
Other financial assets measured at amortised cost	826,621	1,806	153	—	828,580	(64)	(5)	(23)	—	(92)	—	0.3	15.0	—	—
Loans and other credit-related commitments	597,231	21,175	958	3	619,367	(137)	(121)	(90)	—	(348)	—	0.6	9.4	—	0.1
– personal	251,489	1,680	86	—	253,255	(17)	—	(5)	—	(22)	—	—	5.8	—	—
– corporate and commercial	231,201	17,453	838	3	249,495	(111)	(116)	(83)	—	(310)	—	0.7	9.9	—	0.1
– financial	114,541	2,042	34	—	116,617	(9)	(5)	(2)	—	(16)	—	0.2	5.9	—	—
Financial guarantees	15,353	1,397	248	—	16,998	(8)	(5)	(16)	—	(29)	0.1	0.4	6.5	—	0.2
– personal	1,416	11	—	—	1,427	—	—	—	—	—	—	—	—	—	—
– corporate and commercial	10,048	1,232	195	—	11,475	(7)	(5)	(15)	—	(27)	0.1	0.4	7.7	—	0.2
– financial	3,889	154	53	—	4,096	(1)	—	(1)	—	(2)	—	—	1.9	—	—
At 31 Dec 2024	2,365,477	117,824	23,976	93	2,507,370	(1,296)	(2,679)	(6,171)	(51)	(10,197)	0.1	2.3	25.7	54.8	0.4
1Represents the maximum amount at risk should the contracts be fully drawn upon and clients default.
2Purchased or originated credit-impaired (‘POCI‘).
3The shift of ‘gross carrying amount’ between stage 1 and 2 arose mainly in Asia from higher average PD for the remaining term at the reporting date, reflecting updates to our PD models and ongoing market challenges. PDs at the reporting date were compared with the PD calculated at origination.

Stage 2 days past due analysis
	Gross carrying amount				Allowance for ECL				ECL coverage %
	Stage 2	Up-to- date	1 to 29 DPD[1]	30 and > DPD[1]	Stage 2	Up-to- date	1 to 29 DPD[1]	30 and > DPD[1]	Stage 2	Up-to- date	1 to 29 DPD	30 and > DPD
At 30 Jun 2025	$m	$m	$m	$m	$m	$m	$m	$m	%	%	%	%
Loans and advances to customers at amortised cost	115,338	112,022	2,027	1,289	(2,752)	(2,305)	(254)	(193)	2.4	2.1	12.5	15.0
– personal	43,900	41,722	1,346	832	(1,228)	(825)	(234)	(169)	2.8	2.0	17.4	20.3
– corporate and commercial	68,592	67,572	681	339	(1,487)	(1,451)	(20)	(16)	2.2	2.1	2.9	4.7
– non-bank financial institutions	2,846	2,728	—	118	(37)	(29)	—	(8)	1.3	1.1	—	6.8
Loans and advances to banks at amortised cost	166	166	—	—	(2)	(2)	—	—	1.2	1.2	—	—
Other financial assets measured at amortised cost	2,011	1,999	5	7	(17)	(16)	—	(1)	0.8	0.8	—	14.3

At 31 Dec 2024
Loans and advances to customers at amortised cost	93,248	90,157	1,888	1,203	(2,546)	(2,147)	(192)	(207)	2.7	2.4	10.2	17.2
– personal	39,919	37,676	1,361	882	(1,158)	(799)	(169)	(190)	2.9	2.1	12.4	21.5
– corporate and commercial	51,231	50,486	506	239	(1,358)	(1,326)	(21)	(11)	2.7	2.6	4.2	4.6
– non-bank financial institutions	2,098	1,995	21	82	(30)	(22)	(2)	(6)	1.4	1.1	9.5	7.3
Loans and advances to banks at amortised cost	198	198	—	—	(2)	(2)	—	—	1.0	1.0	—	—
Other financial assets measured at amortised cost	1,806	1,794	3	9	(5)	(5)	—	—	0.3	0.3	—	—
1The days past due amounts are presented on a contractual basis.

Disclosure of macroeconomic variables and probabilities	The following table describes key macroeconomic variables in the consensus Central scenario.

Consensus Central scenario
	3Q25-2Q30 (as at 2Q25)							2025–2029 (as at 4Q24)
	UK	US	Hong Kong	Mainland China	France	UAE	Mexico	UK	US	Hong Kong	Mainland China	France	UAE	Mexico
GDP (annual average growth rate, %)
2025	0.9	1.5	1.8	4.3	0.5	4.2	0.2	1.2	2.0	1.7	4.0	0.9	4.4	0.9
2026	1.2	1.6	2.1	4.1	1.0	4.2	1.4	1.3	1.6	1.8	3.7	0.9	4.2	1.2
2027	1.5	2.0	2.4	4.0	1.3	4.0	2.0	1.8	1.6	3.5	4.3	1.4	3.9	1.7
2028	1.5	2.0	2.4	3.9	1.3	3.5	2.0	1.6	1.8	3.1	3.9	1.5	3.6	1.9
2029	1.5	1.9	2.4	3.8	1.2	3.4	2.0	1.6	2.0	2.7	3.7	1.4	3.6	2.0
5-year average[1]	1.4	1.8	2.2	3.9	1.1	3.7	1.7	1.5	1.8	2.6	3.9	1.2	3.9	1.5
Unemployment rate (%)
2025	4.6	4.4	3.2	5.2	7.6	2.6	3.1	4.9	4.4	3.3	5.2	7.5	2.7	3.5
2026	4.7	4.5	3.1	5.1	7.7	2.5	3.8	4.7	4.3	3.7	5.4	7.3	2.6	3.5
2027	4.5	4.3	3.1	5.1	7.5	2.5	3.4	4.5	4.3	3.3	5.2	7.2	2.6	3.5
2028	4.3	4.3	3.0	5.0	7.4	2.4	3.5	4.3	4.2	3.0	5.0	7.0	2.5	3.5
2029	4.1	4.1	3.0	5.0	7.2	2.4	3.4	4.3	4.1	2.9	5.0	7.0	2.5	3.5
5-year average[1]	4.4	4.3	3.1	5.1	7.5	2.4	3.5	4.5	4.2	3.2	5.2	7.2	2.6	3.5
House prices (annual average growth rate, %)
2025	3.5	3.7	(5.3)	(5.9)	2.1	13.5	7.1	1.4	4.4	(0.5)	(5.9)	2.1	9.3	7.6
2026	1.2	3.1	(1.2)	(1.5)	4.3	5.5	4.2	3.8	3.2	2.4	(0.7)	4.4	5.1	4.5
2027	2.4	3.0	4.2	0.6	4.9	3.6	4.3	4.6	2.4	3.0	3.2	4.4	3.6	4.2
2028	3.3	2.6	3.0	2.7	4.1	2.3	4.4	3.5	2.5	2.7	4.1	3.8	1.8	4.0
2029	2.7	2.4	2.6	2.9	3.3	1.8	4.1	2.7	2.6	2.7	2.9	3.1	1.3	4.0
5-year average[1]	2.4	2.8	1.6	0.7	3.9	3.9	4.4	3.2	3.0	2.1	0.7	3.6	4.2	4.9
Inflation (annual average growth rate, %)
2025	3.0	3.1	1.7	0.3	1.3	1.9	3.7	2.4	2.4	1.4	0.3	1.2	2.1	5.0
2026	2.3	2.8	1.8	0.9	1.6	2.0	3.6	2.1	2.8	1.9	1.0	1.6	1.9	3.9
2027	2.0	2.4	2.0	1.4	1.9	1.9	3.5	2.1	2.5	2.2	1.5	2.0	1.8	3.4
2028	2.1	2.3	2.0	1.6	2.3	1.9	3.5	2.0	2.2	2.2	1.7	2.3	1.9	3.4
2029	2.0	2.2	2.1	1.5	2.2	1.9	3.4	2.0	2.1	2.3	1.6	2.2	1.8	3.4
5-year average[1]	2.2	2.5	1.9	1.3	1.9	1.9	3.5	2.1	2.4	2.0	1.2	1.9	1.9	3.8
Central bank policy rate (annual average, %)[2]
2025	4.2	4.2	4.6	3.0	2.1	4.3	8.5	4.2	4.1	4.5	2.9	2.1	4.1	9.4
2026	3.7	3.5	3.9	2.8	1.6	3.5	7.4	3.9	3.7	4.1	2.9	1.8	3.8	8.8
2027	3.7	3.4	3.8	2.9	1.9	3.4	7.6	3.8	3.7	4.0	3.0	2.0	3.7	8.8
2028	3.8	3.5	3.9	2.9	2.2	3.6	7.9	3.7	3.6	4.0	3.2	2.0	3.6	8.9
2029	3.9	3.7	4.1	3.0	2.4	3.7	8.2	3.7	3.6	4.0	3.3	2.1	3.6	8.9
5-year average[1]	3.8	3.6	4.0	2.9	2.1	3.7	7.8	3.9	3.7	4.1	3.1	2.0	3.8	8.9
1The five-year average is calculated over the 20 quarter projection. For the 2Q25 scenario this is from 3Q25 to 2Q30. For the 4Q24 scenario it is from 1Q25 to 4Q29.
2For mainland China, rate shown is the Loan Prime Rate.

Consensus Upside scenario (3Q25–2Q30)
	UK		US		Hong Kong		Mainland China		France		UAE		Mexico
GDP level (%, start-to-peak)[1]	11.0	(2Q30)	14.9	(2Q30)	19.1	(2Q30)	28.5	(2Q30)	8.4	(2Q30)	28.9	(2Q30)	16.4	(2Q30)
Unemployment rate (%, min)[2]	3.0	(1Q27)	3.6	(2Q27)	2.7	(2Q27)	4.6	(2Q27)	6.6	(2Q27)	2.0	(2Q27)	3.0	(3Q25)
House price index (%, start-to-peak)[1]	18.2	(2Q30)	24.7	(2Q30)	19.8	(2Q30)	9.4	(2Q30)	23.3	(2Q30)	24.2	(2Q30)	29.0	(2Q30)
Inflation rate (YoY % change, max)[3]	3.3	(4Q25)	3.6	(4Q25)	2.5	(4Q26)	2.2	(1Q26)	2.3	(4Q27)	2.5	(4Q25)	4.2	(1Q26)
Central bank policy rate (%, max)[3]	4.3	(3Q25)	4.4	(3Q25)	4.7	(3Q25)	3.3	(1Q26)	2.5	(2Q30)	4.4	(3Q25)	8.5	(2Q30)

Consensus Upside scenario 2025–2029 (as at 4Q24)
	UK		US		Hong Kong		Mainland China		France		UAE		Mexico
GDP level (%, start-to-peak)[1]	11.3	(4Q29)	13.6	(4Q29)	21.4	(4Q29)	27.5	(4Q29)	8.9	(4Q29)	28.9	(4Q29)	13.6	(4Q29)
Unemployment rate (%, min)[2]	3.5	(3Q26)	3.6	(1Q26)	2.9	(4Q29)	4.9	(4Q26)	6.4	(4Q26)	2.2	(4Q26)	3.0	(1Q25)
House price index (%, start-to-peak)[1]	24.2	(4Q29)	23.6	(4Q29)	25.3	(4Q29)	9.8	(4Q29)	22.8	(4Q29)	26.1	(4Q29)	31.7	(4Q29)
Inflation rate (YoY % change, min)[3]	1.4	(1Q26)	1.6	(2Q26)	(0.1)	(4Q25)	(1.0)	(4Q25)	0.1	(4Q25)	0.6	(4Q25)	3.1	(2Q26)
Central bank policy rate (%, min)[3]	3.6	(4Q25)	3.6	(1Q29)	4.0	(1Q29)	2.7	(1Q26)	1.4	(3Q25)	3.6	(1Q29)	7.6	(1Q26)
1Cumulative change to the highest level of the series during the 20-quarter projection.
2Lowest projected unemployment in the scenario.
3Highest/lowest projected policy rate and year-on-year percentage change in inflation in the scenario. For mainland China, the policy rate shown is the Loan Prime rate.
The following table describes key macroeconomic variables in the consensus Downside scenario.

Consensus Downside scenario (3Q25–2Q30)
	UK		US		Hong Kong		Mainland China		France		UAE		Mexico
GDP level (%, start-to-trough)[1]	(0.9)	(3Q27)	(1.5)	(2Q26)	(4.2)	(1Q26)	(2.9)	(4Q25)	(0.6)	(1Q26)	(0.2)	(3Q25)	(1.4)	(4Q26)
Unemployment rate (%, max)[2]	6.2	(3Q26)	5.6	(1Q26)	4.5	(1Q27)	6.7	(2Q27)	8.8	(1Q26)	3.4	(2Q26)	4.2	(3Q26)
House price index (%, start-to-trough)[1]	(6.4)	(4Q26)	(0.7)	(2Q26)	(6.9)	(1Q26)	(10.0)	(1Q27)	0.2	(3Q25)	(1.0)	(3Q25)	0.7	(3Q25)
Inflation rate (YoY % change)[3]	1.3	(2Q26)	4.0	(4Q25)	0.9	(2Q26)	(2.8)	(2Q26)	0.6	(2Q26)	0.8	(2Q26)	4.3	(4Q25)
Central bank policy rate (%)[3]	2.4	(1Q28)	5.2	(4Q25)	5.6	(4Q25)	1.7	(1Q26)	0.4	(1Q26)	5.2	(4Q25)	10.2	(4Q25)

Consensus Downside scenario 2025–2029 (as at 4Q24)
	UK		US		Hong Kong		Mainland China		France		UAE		Mexico
GDP level (%, start-to-trough)[1]	(1.0)	(4Q26)	(0.6)	(3Q25)	(4.5)	(4Q25)	(2.5)	(3Q25)	(0.6)	(1Q26)	0.3	(1Q25)	(2.1)	(4Q26)
Unemployment rate (%, max)[2]	6.1	(4Q25)	5.3	(3Q25)	5.1	(2Q26)	6.9	(4Q26)	8.3	(3Q25)	3.4	(1Q26)	4.1	(4Q25)
House price index (%, start-to-trough)[1]	(4.5)	(1Q26)	(0.2)	(1Q25)	(1.9)	(2Q26)	(12.8)	(3Q26)	(0.3)	(1Q25)	(0.4)	(1Q25)	2.1	(1Q25)
Inflation rate (YoY % change, max)[3]	3.4	(4Q25)	4.5	(1Q26)	3.1	(1Q26)	2.0	(1Q26)	2.6	(3Q25)	2.8	(1Q26)	7.4	(4Q25)
Central bank policy rate (%, max)[3]	5.0	(1Q25)	4.8	(1Q25)	5.2	(1Q25)	3.0	(1Q25)	3.2	(1Q25)	4.8	(1Q25)	11.5	(3Q25)
1Cumulative change to the lowest level of the series during the 20-quarter projection.
2The highest projected unemployment in the scenario.
3Due to the calibration of inflation and interest rates in 2Q, the table shows highest year-on-year percentage change in inflation and projected policy rates for the
US and Mexico, and lowest for other countries. For the UAE and Hong Kong, the policy rate is also shown as the maximum, consistent with the operation of US dollar-linked exchange rates. For mainland China, the policy rate shown is the Loan Prime rate.
The following table describes key macroeconomic variables in the Downside 2 scenario.

Downside 2 scenario (3Q25–2Q30)
	UK		US		Hong Kong		Mainland China		France		UAE		Mexico
GDP level (%, start-to-trough)[1]	(5.5)	(4Q26)	(4.2)	(3Q26)	(10.8)	(1Q27)	(6.3)	(3Q26)	(6.3)	(4Q26)	(5.2)	(4Q26)	(9.3)	(4Q26)
Unemployment rate (%, max)[2]	8.7	(4Q26)	8.7	(4Q26)	6.7	(2Q26)	6.9	(2Q27)	10.8	(2Q27)	4.0	(1Q26)	5.8	(4Q26)
House price index (%, start-to-trough)[1]	(26.8)	(2Q27)	(14.3)	(2Q26)	(22.1)	(2Q29)	(27.7)	(3Q27)	(6.8)	(4Q26)	(24.4)	(3Q27)	0.7	(3Q25)
Inflation rate (YoY % change)[3]	(1.9)	(2Q26)	4.3	(4Q25)	(1.4)	(4Q26)	(6.0)	(2Q26)	(0.4)	(3Q26)	0.7	(2Q26)	4.4	(4Q25)
Central bank policy rate (%)[3]	1.6	(3Q26)	5.3	(4Q25)	5.6	(4Q25)	1.4	(4Q26)	(0.1)	(2Q26)	5.3	(4Q25)	10.6	(4Q25)

Downside 2 scenario 2025–2029 (as at 4Q24)
	UK		US		Hong Kong		Mainland China		France		UAE		Mexico
GDP level (%, start-to-trough)[1]	(9.1)	(2Q26)	(4.1)	(2Q26)	(10.1)	(4Q25)	(8.7)	(4Q25)	(7.9)	(2Q26)	(6.8)	(2Q26)	(10.5)	(3Q26)
Unemployment rate (%, max)[2]	8.4	(2Q26)	9.3	(2Q26)	7.1	(1Q26)	7.1	(4Q26)	10.4	(1Q27)	5.0	(3Q25)	5.6	(1Q26)
House price index (%, start-to-trough)[1]	(27.2)	(4Q26)	(15.8)	(4Q25)	(34.4)	(3Q27)	(30.5)	(4Q26)	(14.0)	(2Q27)	(13.2)	(2Q27)	2.0	(1Q25)
Inflation rate (YoY % change, max)[3]	10.1	(2Q25)	4.9	(4Q25)	3.6	(1Q26)	3.8	(4Q25)	7.6	(2Q25)	3.7	(2Q25)	7.9	(4Q25)
Central bank policy rate (%, max)[3]	5.5	(1Q25)	5.5	(1Q25)	5.9	(1Q25)	3.5	(3Q25)	4.2	(1Q25)	5.6	(1Q25)	12.1	(3Q25)
1Cumulative change to the lowest level of the series during the 20-quarter projection.
2The highest projected unemployment in the scenario.
3 Due to the calibration of inflation and interest rates in 2Q, the table shows highest year-on-year percentage change in inflation and projected policy rates for the
US and Mexico, but lowest for other countries. For the UAE and Hong Kong, the policy rate is also shown as the maximum, consistent with the operation of US dollar-linked exchange rates. For mainland China, the policy rate shown is the Loan Prime rate.

Scenario weightings, %
	Standard weights	UK	US	Hong Kong	Mainland China	France	UAE	Mexico
2Q25
Upside	10	10	10	10	10	10	10	10
Central	75	65	65	65	65	65	65	65
Downside	10	20	20	20	20	20	20	20
Downside 2	5	5	5	5	5	5	5	5

4Q24
Upside	10	10	10	10	10	10	10	10
Central	75	75	75	75	75	75	75	75
Downside	10	10	10	10	10	10	10	10
Downside 2	5	5	5	5	5	5	5	5

Wholesale IFRS 9 ECL sensitivity to future economic conditions[1,2,3]
By geography at 30 Jun 2025[5]	Reported Gross carrying amount[4]	Reported allowance for ECL	Consensus Central scenario allowance for ECL	Consensus Upside scenario allowance for ECL	Consensus Downside scenario allowance for ECL	Downside 2 scenario allowance for ECL
	$m	$m	$m	$m	$m	$m
UK	439,863	618	579	521	732	1,082
US	199,656	215	191	169	298	515
Hong Kong	467,487	814	758	607	966	1,524
Mainland China	134,762	236	190	121	387	681
Mexico	35,806	91	82	65	110	273
UAE	60,542	59	57	49	65	101
France	191,111	128	118	102	143	190
Other geographies[6]	478,479	262	227	172	390	767
Total	2,007,707	2,423	2,202	1,808	3,091	5,133
of which:
Stage 1	1,838,904	707	665	536	837	915
Stage 2	168,803	1,685	1,537	1,272	2,254	4,218

By geography at 31 Dec 2024[5]
UK	432,160	717	667	526	850	2,389
US	202,888	216	201	205	247	461
Hong Kong	450,966	659	616	465	906	1,496
Mainland China	137,960	178	141	84	329	886
Mexico	34,713	69	61	46	86	302
UAE	58,909	51	49	40	58	120
France	184,591	82	80	69	97	125
Other geographies[6]	455,823	234	216	176	304	774
Total	1,958,010	2,205	2,031	1,612	2,877	6,555
of which:
Stage 1	1,830,264	689	632	494	797	803
Stage 2	127,746	1,516	1,399	1,118	2,080	5,751
1Allowance for ECL sensitivity includes off-balance sheet financial instruments. These are subject to significant measurement uncertainty.
2Includes low credit-risk financial instruments such as debt instruments at FVOCI, which have high carrying amounts but low ECL under all the above scenarios.
3Excludes defaulted obligors. For a detailed breakdown of performing and non-performing wholesale portfolio exposures, see page 60.
4Staging refers only to probability-weighted/reported gross carrying amount. Stage allocation of gross exposures varies by scenario, with higher allocation to stage 2 under the Downside 2 scenario.
5Geographies include all legal entities which share a common set of macroeconomic scenarios for the majority of exposures.
6Includes small portfolios that use less complex modelling approaches and are not sensitive to macroeconomic changes.

Retail IFRS 9 ECL sensitivity to future economic conditions[1]
	At 30 Jun 2025						At 31 Dec 2024
By geography	Reported gross carrying amount	Reported allowance for ECL	Consensus Central scenario allowance for ECL	Consensus Upside scenario allowance for ECL	Consensus Downside scenario allowance for ECL	Downside 2 scenario allowance for ECL	Reported gross carrying amount	Reported allowance for ECL	Consensus Central scenario allowance for ECL	Consensus Upside scenario allowance for ECL	Consensus Downside scenario allowance for ECL	Downside 2 scenario allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
UK
Mortgages	181,192	150	138	130	158	293	163,541	126	117	107	132	288
Credit cards	7,990	339	336	317	338	414	7,415	280	275	265	276	447
Other	9,404	267	263	238	275	346	8,249	241	233	217	243	351
Mexico
Mortgages	8,187	187	183	175	190	237	7,482	165	162	155	168	215
Credit cards	2,294	384	379	374	385	479	2,227	337	333	330	338	423
Other	3,821	430	426	422	431	593	3,722	419	416	413	422	593
Hong Kong
Mortgages	105,399	7	6	5	8	12	106,866	5	5	4	5	10
Credit cards	9,097	289	257	253	301	496	9,419	293	275	268	300	770
Other	6,194	110	108	107	112	137	6,210	106	102	101	105	249
UAE
Mortgages	2,097	7	7	7	7	7	1,993	8	8	8	8	8
Credit cards	545	34	33	32	34	39	536	31	31	31	31	35
Other	658	18	17	17	18	20	688	17	17	17	17	19
US
Mortgages	17,736	7	7	7	8	10	16,965	6	6	6	6	8
Credit cards	188	14	14	13	14	16	193	15	14	14	15	17
Other geographies
Mortgages	54,323	123	117	112	131	177	51,064	131	127	124	136	180
Credit cards	3,665	170	169	167	173	198	3,500	162	159	156	164	223
Other	2,488	78	77	74	78	92	2,292	72	72	69	73	93
Total	415,278	2,613	2,539	2,452	2,662	3,567	392,361	2,413	2,351	2,285	2,440	3,928
of which: mortgages	368,934	481	459	436	502	736	347,910	440	425	405	456	708
Stage 1	328,914	55	49	46	63	119	311,875	51	47	43	58	129
Stage 2	37,499	144	133	120	149	287	33,761	126	117	107	129	275
Stage 3	2,521	282	278	269	290	330	2,274	263	261	255	269	304
of which: credit cards	23,779	1,229	1,188	1,157	1,246	1,642	23,290	1,116	1,086	1,064	1,124	1,915
Stage 1	19,784	320	313	299	331	513	19,915	276	267	258	284	701
Stage 2	3,708	695	660	643	700	907	3,107	655	634	621	656	1,027
Stage 3	287	215	215	215	215	223	267	185	185	185	185	188
of which: others	22,565	902	891	859	915	1,189	21,161	856	839	816	860	1,305
Stage 1	19,717	224	218	204	232	415	18,574	216	204	193	217	532
Stage 2	2,285	385	381	363	391	473	2,005	360	355	343	363	483
Stage 3	563	293	293	293	293	301	583	279	279	279	279	290
1Allowance for ECL sensitivities exclude portfolios utilising less complex modelling approaches.
Downside 1 scenario or the Downside 2 scenario at
30 June 2025, it would increase/(decrease) as presented in the below table.

	Retail[1]	Wholesale[1]
Total Group ECL at 30 Jun 2025	$bn	$bn
Reported ECL	2.6	2.4
Scenarios
100% consensus Central scenario	(0.1)	(0.1)
100% consensus Upside scenario	(0.2)	(0.5)
100% consensus Downside scenario	0.0	0.8
100% Downside 2 scenario	1.0	2.9

Total Group ECL at 31 Dec 2024
Reported ECL	2.4	2.2
Scenarios
100% consensus Central scenario	(0.1)	(0.2)
100% consensus Upside scenario	(0.1)	(0.6)
100% consensus Downside scenario	0.0	0.7
100% Downside 2 scenario	1.5	4.3
1On the same basis as retail and wholesale sensitivity analysis.

Disclosure of reconciliation of changes in loss allowance

Management judgemental adjustments to ECL[1]
	At 30 Jun 2025			At 31 Dec 2024
	Retail	Wholesale[2]	Total	Retail	Wholesale[2]	Total
	$bn	$bn	$bn	$bn	$bn	$bn
Modelled ECL (A)[3]	2.7	1.9	4.6	2.6	2.0	4.6
Banks, sovereigns, government entities and low-risk counterparties		0.0	0.0		0.0	0.0
Corporate lending adjustments		0.2	0.2		0.1	0.1
Other credit judgements	0.1	—	0.1	0.0		0.0
Total management judgemental adjustments (B)[4]	0.1	0.2	0.3	0.0	0.1	0.1
Other adjustments (C)[5]	0.1	0.3	0.4	(0.0)	0.1	0.1
Final ECL (A + B + C)[6]	2.8	2.4	5.2	2.6	2.2	4.8
1Management judgemental adjustments presented in the table reflect increases or (decreases) in allowance for ECL, respectively.
2The wholesale portfolio corresponds to adjustments to the performing portfolio (stage 1 and stage 2).
3(A) refers to probability-weighted allowance for ECL before any adjustments are applied.
4(B) refers to adjustments that are applied where management believes allowance for ECL does not sufficiently reflect the credit risk/expected credit losses of any given portfolio at the reporting date. These can relate to risks or uncertainties that are not reflected in the model, and/or to any late-breaking events.
5(C) refers to adjustments to allowance for ECL made to address process limitations, data/model deficiencies, and can also include, where appropriate, the impact of new models where governance has sufficiently progressed to allow an accurate estimate of ECL allowance to be incorporated into the total reported ECL. At
30 June 2025 a qualitative industry sector framework adjustment increased the Wholesale portfolio allowance for ECL by $0.1bn.
6As presented within our internal credit risk governance (see page 139 of the Annual Report and Accounts 2024).

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees

	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2025	1,489,687	(1,232)	115,898	(2,674)	23,823	(6,148)	93	(51)	1,629,501	(10,105)
Transfers of financial instruments:	(44,123)	(459)	39,727	936	4,396	(477)	—	—	—	—
– transfers from stage 1 to stage 2	(82,621)	205	82,621	(205)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	39,013	(639)	(39,013)	639	—	—	—	—	—	—
– transfers to stage 3	(693)	4	(4,617)	609	5,310	(613)	—	—	—	—
– transfers from stage 3	178	(29)	736	(107)	(914)	136	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	360	—	(341)	—	(19)	—	—	—	—
Changes due to modifications not derecognised	—	—	—	—	(7)	—	—	—	(7)	—
Net new and further lending/ repayments	44,603	(59)	(22,112)	317	(2,225)	680	213	(8)	20,479	930
Changes to risk parameters – credit quality	—	186	—	(1,227)	—	(1,998)	—	(5)	—	(3,044)
Changes to models used for ECL calculation	—	(72)	—	250	—	(15)	—	—	—	163
Assets written off	—	—	—	—	(2,029)	2,029	—	—	(2,029)	2,029
Credit-related modifications that resulted in derecognition	—	—	—	—	(88)	9	—	—	(88)	9
Foreign exchange and others[1,2]	57,658	(68)	6,253	(142)	1,042	(323)	6	(3)	64,959	(536)
At 30 Jun 2025	1,547,825	(1,344)	139,766	(2,881)	24,912	(6,262)	312	(67)	1,712,815	(10,554)
ECL income statement change for the period		415		(1,001)		(1,352)		(13)		(1,951)
Recoveries										136
Others										(141)
Total ECL income statement change for the period										(1,956)

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees (continued)
	At 30 Jun 2025		6 months ended 30 Jun 2025
	Gross carrying/ nominal amount	Allowance for ECL	ECL release/ (charge)
	$m	$m	$m
As above	1,712,815	(10,554)	(1,956)
Other financial assets measured at amortised cost	890,630	(122)	(31)
Non-trading reverse purchase agreement commitments	94,957	—	—
Performance and other guarantees not considered for IFRS 9	—	—	49
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied – by business segment/Summary consolidated income statement	2,698,402	(10,676)	(1,938)
Debt instruments measured at FVOCI	395,908	(63)	(3)
Total allowance for ECL/total income statement ECL change for the period	N/A	(10,739)	(1,941)
1Total includes $1.3bn of gross carrying loans and advances to customers and banks, which were classified to assets held for sale, and corresponding allowance for ECL of $6m, reflecting planned business disposals as disclosed in Note 15 on page 98.
2This includes $7.2bn of gross carrying loans and advances to customers and corresponding allowance for ECL of $7m in relation to the retained portfolio of home and other loans associated with the sale of our retail banking operations in France, which were classified to assets held for sale in 2Q25, reflecting the planned disposal as disclosed in Note 15 on page 98.

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees (continued)
	Non-credit impaired				Credit impaired
	Stage 1		Stage 2		Stage 3		POCI		Total
	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL	Gross carrying/ nominal amount	Allowance for ECL
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2024	1,496,805	(1,300)	153,084	(3,102)	20,799	(7,063)	85	(30)	1,670,773	(11,495)
Transfers of financial instruments:	(19,629)	(1,259)	6,652	2,302	12,977	(1,043)	—	—	—	—
– transfers from stage 1 to stage 2	(116,211)	419	116,211	(419)	—	—	—	—	—	—
– transfers from stage 2 to stage 1	98,731	(1,627)	(98,731)	1,627	—	—	—	—	—	—
– transfers to stage 3	(2,799)	16	(12,230)	1,321	15,029	(1,337)	—	—	—	—
– transfers from stage 3	650	(67)	1,402	(227)	(2,052)	294	—	—	—	—
Net remeasurement of ECL arising from transfer of stage	—	959	—	(831)	—	(144)	—	—	—	(16)
Changes due to modifications not derecognised	—	—	—	—	(25)	—	—	—	(25)	—
Net new and further lending/repayments	87,833	(168)	(37,731)	589	(5,246)	1,689	7	(7)	44,863	2,103
Changes to risk parameters – credit quality	—	363	—	(1,773)	—	(3,945)	—	(11)	—	(5,366)
Changes to models used for ECL calculation	—	68	—	(4)	—	(20)	—	—	—	44
Assets written off	—	—	—	—	(4,459)	4,459	—	—	(4,459)	4,459
Credit-related modifications that resulted in derecognition	—	—	—	—	—	—	—	—	—	—
Foreign exchange and others[1,2,3,4]	(75,322)	105	(6,107)	145	(223)	(81)	1	(3)	(81,651)	166
At 31 Dec 2024	1,489,687	(1,232)	115,898	(2,674)	23,823	(6,148)	93	(51)	1,629,501	(10,105)
ECL income statement change for the period		1,222		(2,019)		(2,420)		(18)		(3,235)
Recoveries										260
Other	—	—	—	—	—	—	—	—	—	(158)
Total ECL income statement change for the period[2]										(3,133)

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees (continued)
	At 31 Dec 2024		12 months ended 31 Dec 2024
	Gross carrying/ nominal amount	Allowance for ECL	ECL charge
	$m	$m	$m
As above	1,629,501	(10,105)	(3,133)
Other financial assets measured at amortised cost	828,580	(92)	(114)
Non-trading reverse purchase agreement commitments	49,289	—	—
Performance and other guarantees not considered for IFRS 9	—	—	(173)
Summary of financial instruments to which the impairment requirements in IFRS 9 are applied – by business segment/Summary consolidated income statement	2,507,370	(10,197)	(3,420)
Debt instruments measured at FVOCI	346,124	(54)	6
Total allowance for ECL/total income statement ECL change for the period	N/A	(10,251)	(3,414)
1Total includes $3.7bn of gross carrying loans and advances, which were classified from assets held for sale, and a corresponding allowance for ECL of $46m, reflecting planned business disposals as disclosed in Note 15 on page 98.
2Total includes $35.3bn of nominal amount and $21m of corresponding allowance for ECL related to derecognition of loan commitments and financial guarantees following the sale of our banking business in Canada during 2024.
3Total includes $2.7bn of nominal amount related to derecognition of loan commitments and financial guarantees following the sale of our banking business in
Argentina during 2024.
4The 31 December 2024 total ECL income statement change of $3,133m is attributable to $882m for the six months ended 30 June 2024 and $2,251m to the six months ended 31 December 2024.

Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation
	At 30 Jun 2025								At 31 Dec 2024
	Gross carrying/nominal amount						Allowance for ECL	Net	Gross carrying/nominal amount						Allowance for ECL	Net
	Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total			Strong	Good	Satisfactory	Sub- standard	Credit impaired	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers at amortised cost	531,379	210,722	201,620	24,479	23,665	991,865	(10,143)	981,722	515,266	193,080	186,416	22,906	22,705	940,373	(9,715)	930,658
– stage 1	510,598	180,542	155,546	5,983	—	852,669	(1,181)	851,488	498,415	170,420	150,818	4,767	—	824,420	(1,078)	823,342
– stage 2	20,781	30,180	45,881	18,496	—	115,338	(2,752)	112,586	16,851	22,660	35,598	18,139	—	93,248	(2,546)	90,702
– stage 3	—	—	—	—	23,550	23,550	(6,144)	17,406	—	—	—	—	22,615	22,615	(6,040)	16,575
– POCI	—	—	193	—	115	308	(66)	242	—	—	—	—	90	90	(51)	39
Loans and advances to banks at amortised cost	95,955	5,377	6,111	151	3	107,597	(15)	107,582	92,621	4,255	5,040	134	2	102,052	(13)	102,039
– stage 1	95,880	5,340	6,076	132	—	107,428	(10)	107,418	92,528	4,226	4,981	117	—	101,852	(9)	101,843
– stage 2	75	37	35	19	—	166	(2)	164	93	29	59	17	—	198	(2)	196
– stage 3	—	—	—	—	3	3	(3)	—	—	—	—	—	2	2	(2)	—
– POCI	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other financial assets measured at amortised cost	755,386	86,905	47,766	377	196	890,630	(122)	890,508	702,570	85,700	39,660	497	153	828,580	(92)	828,488
– stage 1	755,052	86,039	47,083	249	—	888,423	(74)	888,349	702,373	85,032	38,977	239	—	826,621	(64)	826,557
– stage 2	334	866	683	128	—	2,011	(17)	1,994	197	668	683	258	—	1,806	(5)	1,801
– stage 3	—	—	—	—	196	196	(31)	165	—	—	—	—	153	153	(23)	130
– POCI	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Loans and other credit- related commitments	441,769	150,302	88,854	9,736	1,044	691,705	(352)	691,353	400,120	131,396	77,220	9,670	961	619,367	(348)	619,019
– stage 1	439,548	144,242	78,922	5,467	—	668,179	(143)	668,036	398,779	125,956	67,949	4,547	—	597,231	(137)	597,094
– stage 2	2,221	6,060	9,932	4,269	—	22,482	(119)	22,363	1,341	5,440	9,271	5,123	—	21,175	(121)	21,054
– stage 3	—	—	—	—	1,040	1,040	(89)	951	—	—	—	—	958	958	(90)	868
– POCI	—	—	—	—	4	4	(1)	3	—	—	—	—	3	3	—	3
Financial guarantees	7,265	4,353	4,117	551	319	16,605	(44)	16,561	7,365	4,263	4,399	723	248	16,998	(29)	16,969
– stage 1	7,130	3,942	3,304	130	—	14,506	(10)	14,496	7,352	4,192	3,625	184	—	15,353	(8)	15,345
– stage 2	135	411	813	421	—	1,780	(8)	1,772	13	71	774	539	—	1,397	(5)	1,392
– stage 3	—	—	—	—	319	319	(26)	293	—	—	—	—	248	248	(16)	232
– POCI	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total	1,831,754	457,659	348,468	35,294	25,227	2,698,402	(10,676)	2,687,726	1,717,942	418,694	312,735	33,930	24,069	2,507,370	(10,197)	2,497,173
Debt instruments at FVOCI[1]
– stage 1	376,703	11,973	8,141	4,580	—	401,397	(37)	401,360	336,264	9,448	7,290	—	—	353,002	(31)	352,971
– stage 2	59	68	489	506	—	1,122	(21)	1,101	49	—	478	380	—	907	(23)	884
– stage 3	—	—	—	—	31	31	(5)	26	—	—	—	—	—	—	—	—
– POCI	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total	376,762	12,041	8,630	5,086	31	402,550	(63)	402,487	336,313	9,448	7,768	380	—	353,909	(54)	353,855
1For the purposes of this disclosure, gross carrying value is defined as the amortised cost of a financial asset, before adjusting for any loss allowance. As such, the gross carrying value of debt instruments at FVOCI will not reconcile to the balance sheet as it excludes fair value gains and losses.

Disclosure of value at risk

Non-trading VaR, 99% 10 day
	Interest rate	Credit spread	Portfolio diversification[1]	Total
	$m	$m	$m	$m
Half-year to 30 Jun 2025	446.6	217.5	(118.8)	545.3
Average	455.4	207.1	(126.7)	535.8
Maximum	575.3	240.0		617.5
Minimum	378.9	181.3		458.0

Half-year to 30 Jun 2024	682.4	333.2	(224.1)	791.5
Average	740.5	337.2	(241.4)	836.3
Maximum	1,000.6	369.1		1,097.6
Minimum	474.2	324.3		572.2

Half year to 31 Dec 2024	528.4	246.1	(220.7)	553.8
Average	466.9	292.9	(204.5)	555.3
Maximum	691.3	342.4		799.5
Minimum	292.1	242.4		408.7
1When VaR is calculated at a portfolio level, natural offsets in risk can occur when compared with aggregating VaR at the asset class level. This difference is called portfolio diversification. The asset class VaR maxima and minima reported in the table occurred on different dates within the reporting period. For this reason, we do not report an implied portfolio diversification measure between the maximum (minimum) asset class VaR measures and the maximum (minimum) total VaR measures in this table.

Trading VaR, 99% 1 day
	Foreign exchange and commodity	Interest rate	Equity	Credit spread	Portfolio diversification[1]	Total
	$m	$m	$m	$m	$m	$m
Half-year to 30 Jun 2025	11.2	20.5	18.2	13.1	(28.3)	34.6
Average	14.7	31.4	15.6	11.3	(34.3)	38.8
Maximum	26.9	54.9	20.9	17.9		57.1
Minimum	7.0	18.7	12.3	6.4		27.3

Half-year to 30 Jun 2024	20.6	47.5	15.7	9.9	(41.1)	52.7
Average	15.4	57.1	14.0	10.2	(37.1)	59.7
Maximum	29.8	78.1	17.6	12.7		83.3
Minimum	6.9	42.0	12.7	6.6		45.7

Half-year to 31 Dec 2024	14.6	34.9	16.3	8.2	(35.7)	38.3
Average	15.0	39.7	15.5	9.7	(33.2)	46.7
Maximum	27.2	59.3	20.5	13.1		63.2
Minimum	8.6	24.8	13.6	6.9		37.0
1Asset class VaR reported in the table above is calculated by using a 500-day historical window. Total VaR, which is utilised for internal risk management and for regulatory capital, is the maximum of VaR calculated by using a 250-day historical window and VaR calculated by using a 500-day historical window. When VaR is calculated at a portfolio level, natural offsets in risk can occur when compared with aggregating VaR at the asset class level. This difference is called portfolio diversification. The asset class VaR maxima and minima reported in the table occurred on different dates within the reporting period. For this reason, we do not report an implied portfolio diversification measure between the maximum (minimum) asset class VaR measures and the maximum (minimum) total VaR measures in this table.

Additional information about insurance contracts

Balance sheet of insurance manufacturing subsidiaries by type of contract
	Life direct participating and investment DPF contracts	Life other[1]	Other contracts[2]	Shareholder assets and liabilities	Total
	$m	$m	$m	$m	$m
Financial assets	107,933	5,069	6,652	6,596	126,250
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	103,127	4,757	5,330	1,100	114,314
– derivatives	169	11	2	1	183
– financial investments – at amortised cost	537	80	1,012	4,279	5,908
– financial assets at fair value through other comprehensive income	—	—	4	67	71
– other financial assets	4,100	221	304	1,149	5,774
Insurance contract assets	15	159	—	—	174
Reinsurance contract assets	—	6,334	—	—	6,334
Other assets and investment properties[3]	27,985	63	38	4,148	32,234
Total assets at 30 Jun 2025	135,933	11,625	6,690	10,744	164,992
Liabilities under investment contracts designated at fair value	—	—	6,332	—	6,332
Insurance contract liabilities	112,618	4,831	—	—	117,449
Reinsurance contract liabilities	—	691	—	—	691
Deferred tax	—	—	—	12	12
Other liabilities	24,883	44	—	7,862	32,789
Total liabilities	137,501	5,566	6,332	7,874	157,273
Total equity	—	—	—	7,719	7,719
Total liabilities and equity at 30 Jun 2025	137,501	5,566	6,332	15,593	164,992

Financial assets	98,676	4,452	6,227	5,967	115,322
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	94,327	4,233	4,839	690	104,089
– derivatives	207	7	1	—	215
– financial investments – at amortised cost	545	90	1,060	4,335	6,030
– financial assets at fair value through other comprehensive income	—	—	6	73	79
– other financial assets	3,597	122	321	869	4,909
Insurance contract assets	14	104	—	—	118
Reinsurance contract assets	—	5,013	—	—	5,013
Other assets and investment properties	24,647	64	36	3,337	28,084
Total assets at 31 Dec 2024	123,337	9,633	6,263	9,304	148,537
Liabilities under investment contracts designated at fair value	—	—	5,931	—	5,931
Insurance contract liabilities	102,605	4,427	—	—	107,032
Reinsurance contract liabilities	—	701	—	—	701
Deferred tax	—	—	—	12	12
Other liabilities	21,772	39	—	6,035	27,846
Total liabilities	124,377	5,167	5,931	6,047	141,522
Total equity	—	—	—	7,015	7,015
Total liabilities and equity at 31 Dec 2024	124,377	5,167	5,931	13,062	148,537
1‘Life other’ mainly includes protection insurance contracts as well as reinsurance contracts. The reinsurance contracts primarily provide diversification benefits over the life participating and investment discretionary participation feature (‘DPF‘) contracts.
2‘Other contracts’ includes investment contracts for which HSBC does not bear significant insurance risk.
3At 30 June 2025 ’Other assets and investment properties’ includes $27,860m (31 December 2024: $24,222m) and ’Other liabilities’ includes $26,858m
(31 December 2024: $23,420m) in respect of the classification of the French life insurance business assets and liabilities as held for sale. Further details are provided on page 98.